INCOME TAXES	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES
11.	INCOME TAXES

Income (loss) before income taxes includes the results from domestic and international operations as follows:

	Successor	Successor	Successor	Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	January 15 – December 31, 2011	January 1 – January 14, 2011
U.S. companies	$(149,688)	$(108,790)	$(483,775)	$(173,653)
Non-U.S. companies	225,873	146,092	152,140	2,513

Income (loss) before income taxes	$76,185	$37,302	$(331,635)	$(171,140)

The components of the income tax expense (benefit) were as follows:

	Successor	Successor	Successor	Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	January 15 – December 31, 2011	January 1 – January 14, 2011
Current:
Federal	$19,646	$8,405	$1,674	$—
Foreign	73,123	67,755	58,552	1,850
State	4,742	4,502	2,047	—

Current income tax expense	97,511	80,662	62,273	1,850

Deferred:
Federal	(41,428)	(31,943)	(132,303)	(26,381)
Foreign	1,410	(9,400)	(6,972)	(658)
State	(704)	(7,370)	(2,325)	(5,897)

Deferred income tax expense (benefit)	(40,722)	(48,713)	(141,600)	(32,936)

Total income tax expense (benefit)	$56,789	$31,949	$(79,327)	$(31,086)

The reconciliation of the statutory U.S. federal income tax rate to the Company’s effective income tax rate was as follows:

	Successor	Successor	Successor	Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	January 15 – December 31, 2011	January 1 – January 14, 2011
Statutory U.S. federal income tax rate	35.0%	35.0%	35.0%	35.0%
State income taxes, net of federal tax effect (1)	(0.9)	(0.4)	(0.1)	2.0
Other permanent items	3.5	9.7	(1.3)	—
Goodwill related items	19.2	—	(8.3)	—
Federal and state tax credits	(4.6)	—	0.9	—
Change in unrecognized tax benefits	2.1	4.1	(1.4)	—
Nondeductible debt conversion costs	—	—	—	(18.4)
Foreign dividends and Subpart F income, net of foreign tax credits	44.7	78.7	(6.9)	—
Foreign earnings taxed at other than federal rate	(38.0)	(56.2)	6.8	(0.2)
Tax provision adjustments and revisions to prior years’ returns	(5.4)	9.5	—	—
Change in valuation allowance	18.7	4.2	(1.5)	0.3
Other	0.2	1.0	0.7	(0.5)

Effective income tax rate	74.5%	85.6%	23.9%	18.2%

(1)	Presented net of federal tax benefit and does not include tax expense related to valuation allowances.

On January 2, 2013, the American Taxpayer Relief Act of 2012 retroactively extended the tax credit for research and experimentation expenses through December 31, 2013. The Company has reflected the 2012 credit in its 2013 tax provision, resulting in a tax rate benefit of 2.3%.

The components of deferred income tax assets and liabilities and the classification of deferred tax balances on the balance sheet were as follows:

	Successor	Successor
	December 31, 2013	December 31, 2012
Deferred tax assets:
Accounts receivable, inventory and warranty reserves	$37,594	$37,512
Employee benefits	15,345	15,462
Postretirement benefits	16,038	24,671
Restructuring accruals	4,641	2,625
Foreign net operating loss carryforwards	50,527	53,328
Federal net operating loss carryforwards	4,369	—
Federal tax credit carryforwards	127,148	121,559
Capital loss carryforwards	10	2,648
State net operating loss and tax credit carryforwards	15,370	11,597
Transaction costs	3,250	4,668
Equity-based compensation	10,538	9,874
Other	4,755	17,353

Total deferred tax assets	289,585	301,297
Valuation allowance	(69,397)	(54,671)

Total deferred tax assets, net of valuation allowance	220,188	246,626

Deferred tax liabilities:
Intangible assets	(479,627)	(534,873)
Property, plant and equipment	(30,025)	(48,366)
Undistributed foreign earnings	(35,805)	(26,915)
Other	(2,735)	(4,712)

Total deferred tax liabilities	(548,192)	(614,866)

Net deferred tax liability	$(328,004)	$(368,240)

Deferred taxes as recorded on the balance sheet:
Current deferred tax asset	$55,609	$61,072
Current deferred tax liability (included with Other current liabilities)	(1,176)	—
Noncurrent deferred tax asset (included with Other noncurrent assets)	4,090	—
Noncurrent deferred tax liability	(386,527)	(429,312)

Net deferred tax liability	$(328,004)	$(368,240)

The Company establishes a valuation allowance when available evidence indicates that it is more likely than not that all or a portion of a deferred tax asset will not be realized.

The deferred tax asset for federal tax credit carryforwards as of December 31, 2013 includes foreign tax credit carryforwards of $114.3 million, which will expire between 2017 and 2023, research tax credit carryforwards of $11.1 million, which will expire between 2028 and 2033 and alternative minimum tax credit carryforwards of $1.7 million with no expiration. A $4.8 million valuation allowance has been established against these deferred tax assets.

The deferred tax asset for state net operating loss and tax credit carryforwards as of December 31, 2013 includes state net operating loss carryforwards (net of federal tax impact) of $14.4 million, which begin to expire in 2014, and state tax credit carryforwards (net of federal tax impact) of $1.0 million which begin to expire in 2014. A valuation allowance of $7.0 million has been established against these state income tax related deferred tax assets.

Deferred tax assets as of December 31, 2013 include $50.5 million of tax benefits associated with foreign net operating loss carryforwards which will expire beginning in 2018. Certain of these foreign net operating loss carryforwards are subject to local restrictions limiting their utilization. As of December 31, 2013 valuation allowances of $43.7 million have been established related to these foreign net operating loss carryforwards.

In addition to the valuation allowances detailed above, the Company has also established a valuation allowance of $14.0 million against other deferred tax assets.

As of December 31, 2013, a deferred tax liability of $35.8 million has been established to reflect the U.S. federal and state tax cost associated with the planned repatriation of that portion of the Company’s undistributed foreign earnings that are not considered to be permanently reinvested in foreign operations. The remaining amount of undistributed earnings from foreign subsidiaries for which no incremental U.S. income taxes have been provided was $398 million as of December 31, 2013 as these earnings are considered to be permanently reinvested in foreign operations. Determination of the amount of unrecognized deferred income tax liability related to these earnings is not practicable.

The following table reflects a reconciliation of the beginning and end of period amounts of gross unrecognized tax benefits, excluding interest and penalties:

	Successor	Successor	Successor	Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	January 15 – December 31, 2011	January 1 – January 14, 2011
Balance at beginning of period	$92,523	$95,013	$84,777	$84,777
Increase related to prior periods	150	2,608	13,337	—
Decrease related to prior periods	(311)	(541)	(6,375)	—
Increase related to current periods	7	3,113	2,865	—
Decrease related to settlement with taxing authorities	—	(5,928)	(413)	—
Decrease related to lapse in statutes of limitations	(959)	(1,742)	(2,731)	—
Increase related to acquisition	—	—	3,553	—

Balance at end of period	$91,410	$92,523	$95,013	$84,777

The Company’s liability for unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate in future periods was $71.6 million as of December 31, 2013. The Company operates in numerous jurisdictions worldwide and is subject to routine tax audits on a regular basis. The determination of the Company’s unrecognized tax benefits involves significant management judgment regarding interpretation of relevant facts and tax laws in each of these jurisdictions. Unrecognized tax benefits are reviewed and evaluated on an ongoing basis and may be adjusted for changing facts and circumstances including the lapse of applicable statutes of limitation and closure of tax examinations. Although the timing and outcome of such events are difficult to predict, the Company reasonably estimates that the balance of unrecognized tax benefits, excluding the impact of accrued interest and penalties, may be reduced by up to $21.0 million within the next twelve months.

The Company provides for interest and penalties related to unrecognized tax benefits as income tax expense. As of December 31, 2013 and 2012, the Company had accrued $14.0 million and $12.1 million, respectively, for interest and penalties. During the years ended December 31, 2013 and 2012 and the period January 15 – December 31, 2011, the net expense for interest and penalties accrued through income tax expense was $1.9 million, $1.1 million and $1.8 million, respectively.

The Company is currently under examination by the Internal Revenue Service for its U.S. federal income tax return for 2010, as well as amended returns for 2007 and 2008. These examinations are expected to be completed during 2014. The Company files state and local tax returns in multiple jurisdictions with statutes of limitation generally ranging from 3 to 4 years. The Company is generally no longer subject to state and local tax examinations for years prior to 2008. Tax returns filed by the Company’s significant foreign subsidiaries are generally subject to statutes of limitations of 3 to 7 years and are generally no longer subject to examination for years prior to 2008. In many jurisdictions, tax authorities retain the ability to review prior years’ tax returns and to adjust any net operating loss or tax credit carryforwards from these years that are available to be utilized in subsequent periods.

The following table presents income tax expense (benefit) related to other comprehensive income (loss).

	Successor	Successor	Successor	Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	January 15 – December 31, 2011	January 1 – January 14, 2011
Foreign currency gain (loss)	$1,946	$1,050	$(354)	$—
Gain (loss) on defined benefit plans	(296)	8,076	(2,617)	(21)

Balance at end of period	$1,650	$9,126	$(2,971)	$(21)